Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Changes in reorganization costs by segment
We recorded net reorganization costs of $48.8, $23.1 and $36.1 in 2012, 2011 and 2010, respectively, in selling and administrative expenses, primarily related to severances and office closures and consolidations in multiple countries. These expenses are net of reversals of previous accruals resulting mainly from larger-than-estimated cost savings from subleasing and lease buyouts. During 2012, we made payments of $36.8 out of our reorganization reserve. We expect a majority of the remaining $41.4 reserve will be paid or utilized in 2013. Changes in the reorganization liability balances for each reportable segment and Corporate are as follows:

	Americas(1)	Southern Europe(2)	Northern Europe	APME	Right Management	Corporate	Total
Balance, January 1, 2011	$7.4	$5.6	$5.0	$0.7	$14.4	$1.1	$34.2
Severance costs, net	2.1	1.1	5.5	0.5	3.1	—	12.3
Office closure costs, net	0.3	0.4	7.7	—	2.4	—	10.8
Costs paid or utilized	(5.8)	(2.9)	(6.4)	—	(11.7)	(1.1)	(27.9)
Balance, December 31, 2011	4.0	4.2	11.8	1.2	8.2	—	29.4
Severance costs, net	5.8	2.1	8.3	0.7	3.1	9.2	29.2
Office closure costs, net	4.0	1.7	4.9	—	7.8	1.2	19.6
Costs paid or utilized	(9.3)	(3.3)	(9.4)	(1.9)	(12.5)	(0.4)	(36.8)
Balance, December 31, 2012	$4.5	$4.7	$15.6	$—	$6.6	$10.0	$41.4

(1)
Balance related to United States was $7.4 as of January 1, 2011. In 2011, United States incurred $1.3 for severance costs and $0.3 for office closure costs and paid/utilized $5.7, leaving a $3.3 liability as of December 31, 2011. In 2012, United States incurred $3.4 for severance costs and $4.0 for office closure costs and paid/utilized $6.9, leaving a $3.8 liability as of December 31, 2012.

(2)
Balance related to France was $5.6 as of January 1, 2011. In 2011, France incurred $0.4 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2011. In 2012, France incurred $1.7 for office closure costs and paid/utilized $1.4, leaving a $3.8 liability as of December 31, 2012. Italy had no reorganization liability as of January 1, 2011. In 2011, Italy recorded severance costs of $0.9 and paid out $0.5, leaving a $0.4 liability as of December 31, 2011. In 2012, Italy incurred $0.7 for severance costs and paid $0.2, leaving a $0.9 liability as of December 31, 2012.

Fair value of assets and liabilities measured on a recurring basis
The assets and liabilities measured and recorded at fair value on a recurring basis were as follows:

	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale securities	$—	$—	$—	$—	$0.4	$0.4	$—	$—
Foreign currency forward contracts	0.1	—	0.1	—	—	—	—	—
Deferred compensation plan assets	58.7	58.7	—	—	45.2	45.2	—	—
	$58.8	$58.7	$0.1	$—	$45.6	$45.6	$—	$—
Liabilities
Foreign currency forward contracts	$—	$—	$—	$—	$0.3	$—	$0.3	$—
	$—	$—	$—	$—	$0.3	$—	$0.3	$—

Fair value of assets measured on a non-recurring basis
We also measured certain non-financial assets on a non-recurring basis, including goodwill and tradenames. In 2010, goodwill and tradenames with a carrying amount of $1,438.2 were written down to their fair value of $1,009.4, resulting in an impairment charge of $428.8 and summarized as follows:

	Fair Value Measurements Using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Goodwill	$954.1	$—	$—	$954.1	$(311.6)
Tradenames	55.3	—	—	55.3	(117.2)
					$(428.8)

Goodwill and intangible assets
We have goodwill, finite-lived intangible assets and indefinite-lived intangible assets as follows:

	2012			2011
December 31	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Goodwill(1)	$1,041.3	$—	$1,041.3	$984.7	$—	$984.7

Intangible assets:
Finite-lived:
Technology	$19.6	$19.6	$—	$19.6	$19.6	$—
Franchise agreements	18.0	16.1	1.9	18.0	14.3	3.7
Customer relationships	339.0	165.1	173.9	328.0	130.1	197.9
Other	15.2	12.4	2.8	13.5	12.1	1.4
	391.8	213.2	178.6	379.1	176.1	203.0

Indefinite-lived:
Tradenames(2)	54.0	—	54.0	54.0	—	54.0
Reacquired franchise rights	98.0	—	98.0	97.9	—	97.9
	152.0	—	152.0	151.9	—	151.9
Total intangible assets	$543.8	$213.2	$330.6	$531.0	$176.1	$354.9

(1)	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2012 and 2011.
(2)	Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2012 and 2011.

Property and equipment
A summary of property and equipment as of December 31 is as follows:

	2012	2011
Land	$6.8	$7.3
Buildings	21.0	21.5
Furniture, fixtures, and autos	198.4	194.9
Computer equipment	169.2	164.4
Leasehold improvements	308.7	297.5
Property and equipment	$704.1	$685.6